Operating Lease Arrangements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
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Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases lease term	1 year
Top of Range
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases lease term	5 years